WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
WARRANTS
Schedule of weighted average remaining life and intrinsic value of the warrants
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value
Outstanding at March 31, 2022	3,700,000	$0.15	1.35	$--
Granted	1,500,000	0.44	1.75	--
Exercised	(4,200,000)	--	--	--
Expired	--	--	--	--
Outstanding as of March 31, 2023	1,000,000	0.60	1.50	--
Granted	--	--	--	--
Exercised	--	--	--	--
Expired	--	--	--	--
Balance at December 31, 2023	1,000,000	$0.05	0.75	$--

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value
Outstanding at March 31, 2021	-	$0.00	0.00	$-
Granted	3,700,000	0.15	2.00
Exercised	-		-	-
Expired	-		-	-
Outstanding at March 31, 2022	3,700,000	$0.04	1.35	$-
Granted	1,000,000	0.60	1.75	-
Exercised	(3,700,000)		-	-
Expired	-		-	-
Outstanding at March 31, 2023	1,000,000	$0.60	1.50	$-